Income Taxes - Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Summary of Activity Related to Unrecognized Tax Benefits
Beginning balance	$ 1,703	$ 0
Changes for prior year tax positions		1,703
Changes for prior year tax positions	(1,703)
Ending balance	$ 0	$ 1,703